Employee Benefits Payable - Summary of Employee Benefits Payable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Composition	$ 129,310,873	$ 115,178,530
Vacation accrual [member]
Disclosure of defined benefit plans [line items]
Composition	102,686,244	77,254,945
Salaries, bonuses and payroll taxes payables [member]
Disclosure of defined benefit plans [line items]
Composition	$ 26,624,629	$ 37,923,585